Finance income and expense	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Income [Abstract]
Finance income and expense [Text Block]

16. Finance income and expense

(a) Finance income

The following is a summary of finance income earned by the Company during the years ended December 31, 2022 and 2021:

	Year ended December 31,
	2022	2021
	$	$
Interest income and other	1,036	257
Total finance income	1,036	257

(b) Finance expense

The following is a summary of finance expense recorded by the Company during the years ended December 31, 2022 and 2021:

	Year ended December 31,
	2022	2021
	$	$
Downward fair value adjustment on redeemable preference shares (note 8)	(5,617)	(873)
Interest on lease liability	(25)	(32)
Other	(5)	(20)
Total finance expense	(5,647)	(925)